OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS, NET
Schedule of Other Current Assets Net

Other current assets, net, consist of the following:

	As of December 31,
	2020			2021
	Gross	Allowance	Net	Gross	Allowance	Net

Receivable from third party (i)	$45,578	$(42,661)	$2,917	$27,107	$(21,862)	$5,245
Receivable from AM Advertising and its subsidiaries (ii)	23,947	(9,259)	14,688	23,257	(8,545)	14,712
Input VAT receivable (iii)	5,162	—	5,162	5,379	—	5,379
Other prepaid expenses	6,158	(4,504)	1,654	4,223	(3,089)	1,134
Short-term deposits	5,110	—	5,110	3,980	—	3,980
Prepaid selling and marketing fees	292	(133)	159	983	(448)	535
Receivable from Non-controlling shareholders	1,069	(1,069)	—	736	(736)	—
Prepaid individual income tax and other employee advances	397	(129)	268	510	(166)	344
Stock subscriptions receivable (iv)	2,531	—	2,531	155	—	155
Prepaid income tax	248	(201)	47	—	—	—
Others	64	—	64	50	—	50
Total	$90,556	$(57,956)	$32,600	$66,380	$(34,846)	$31,534
(i)	Receivable from third party mainly represented the concession fee deposits of Guangzhou Meizheng for the ceased operations in providing Wi-Fi services on trains that is expected to be refunded within one year and the refund receivable of concession fee from an airline company. As of December 31, 2020 and 2021, the management conducted a review on the outstanding balance and recorded bad debt provision on other current assets for which the collectability is assessed to be remote. It also consisted of loans to third parties are in order to secure them to provide advertising services at prime locations to the Group. As of December 31, 2020 and 2021, the Group had balance of various loan agreements with third parties with aggregated amount of $40,391 and $6,723, respectively with the terms of one year. The interest rates were from 4.35% to 5% without any assets pledged for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the bad debt allowance for loan to third parties amounted to $40,244 and $6,699, respectively.
(ii)	Receivable from AM Advertising and its subsidiaries balance amounted to $23,947 and $23,257 as of December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, $9,259 and $8,545 of bad debt allowance were made for the receivable balance, respectively. See Note 19 (b) for further discussion of AM Advertising.
(iii)	Input VAT receivable increased by $217 from $5,162 as of December 31, 2020 to $5,379 as of December 31, 2021. In 2021, economy was adversely affected by the unpredictable COVID-19 and the Group expected that it would be remote to receive invoices to certify the estimated input VAT.
(iv)	On December 30, 2020, the Group issued 23,876,308 ordinary shares to purchase computer servers valued at $2,531, which are specifically designed for mining cryptocurrencies and have been subsequently transferred to the Group in January 2021.